Commitments And Contingencies	12 Months Ended
Jan. 02, 2016
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE I – COMMITMENTS AND CONTINGENCIES

1.	Operating leases

With the exception of the Company’s Salt Lake City headquarters, Australian facility, Beijing, China and Tianjin, China facility, facilities are generally leased.  Each of the facility lease agreements is a non-cancelable operating lease generally structured with renewal options and expires prior to or during 2020.  The Company utilizes equipment under non-cancelable operating leases, expiring through 2019.  The minimum commitments under operating leases at January 2, 2016 are as follows:

Year ending
2016	$ 10,552
2017	9,263
2018	6,481
2019	2,684
2020	987
Thereafter	-
$ 29,967

NOTE I – COMMITMENTS AND CONTINGENCIES - CONTINUED

These leases generally provide that property taxes, insurance, and maintenance expenses are the responsibility of the Company.  Such expenses are not included in the operating lease amounts outlined in the table above or in the rent expense amounts that follow.  The total rent expense for the years ended 2013, 2014, and 2015 was approximately $9,254,  $11,129,  and $10,503, respectively.

The Company has other unconditional purchase obligations relating to capital projects and advertising agreements of $14,758 that will be paid in the next year.

2.	Contingencies

The Company is involved in various lawsuits, claims, and other legal matters from time to time that arise in the ordinary course of conducting business, including matters involving our products, intellectual property, supplier relationships, distributors, competitor relationships, employees and other matters. The Company records a liability when a particular contingency is probable and estimable. The Company has not accrued for any contingency at January 2, 2016 as the Company does not consider any contingency to be probable nor estimable. The Company faces contingencies that are reasonably possible to occur; however, they cannot currently be estimated. While complete assurance cannot be given to the outcome of these proceedings, management does not currently believe that any of these matters, individually or in the aggregate, will have a material adverse effect on the Company’s financial condition, liquidity or results of operations.

In August 2014, a purported shareholder derivative lawsuit was filed in the Third Judicial District Court of Salt Lake County, State of Utah (James Robert Rawcliffe v. Robert Anciaux, et al.,) against certain of our directors and officers. The derivative complaint, which also names USANA as a nominal defendant but is asserted on USANA’s behalf, contains claims of breach of fiduciary duty, waste of corporate assets and unjust enrichment against the defendant directors and officers in connection with certain equity awards granted by the Compensation Committee of the Company’s Board of Directors in February 2014.  In October 2014, The Company filed a motion to dismiss the complaint and, in March 2015, the court granted that motion and dismissed the complaint without prejudice.  In May 2015, the plaintiffs filed an appeal with the Utah Supreme Court.  The Supreme Court remanded The Company’s case to the Utah Court of Appeals, which recently issued a briefing schedule for the parties.  The Company believes that the claims in the complaint are without merit and will continue to vigorously defend this suit.  The Company continues to believe, based on information currently available, that the final outcome of this suit will not have a material adverse effect on the Company’s business, results of operations or consolidated financial position.

3.	Employee Benefit Plan

The Company sponsors an employee benefit plan under Section 401(k) of the Internal Revenue Code.  This plan covers employees who are at least 18 years of age and have met a one-month service requirement.  The Company makes a matching contribution equal to 100 percent of the first one percent of a participant’s compensation that is contributed by the participant, and 50 percent of that deferral that exceeds one percent of the participant’s compensation, not to exceed six percent of the participant’s compensation, subject to the limits of ERISA.    In addition, the Company may make a discretionary contribution based on earnings.  The Company’s matching contributions cliff vest at two years of service.  Contributions made by the Company to the plan in the United States for the years ended 2013, 2014, and 2015 were $1,149,  $1,324, and $1,458,  respectively.